NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Non-Controlling Interest 1 [Abstract]
Disclosure of non-controlling interests
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$13,200	$12,740
Exchange LP Units(1)	87	96
FV LTIP units of the Operating Partnership(1)	35	—
BPR Units(1)	1,930	3,091
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	16
Preferred equity of subsidiaries	3,017	2,830
Non-controlling interests in subsidiaries and properties	12,953	15,610
Total interests of others in operating subsidiaries and properties	15,985	18,456
Total non-controlling interests	$31,237	$34,383

(1)
Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units and Exchange LP Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.